SHORT-TERM INVESTMENTS - Scheduled Maturities of Available-For-Sale Marketable Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Amortized cost, due within one year	$ 531,021
Amortized cost, due after one year through five years	358,883
Amortized cost	889,904	$ 1,051,358
Estimated fair value, due within one year	518,153
Estimated fair value, due after one year through five years	355,823
Available-for-sale total	$ 873,976	$ 1,012,286